Leases - Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease costs during the year	$ 321	$ 340
Cash payments included in the measurement of operating lease liabilities during the year	289	225
Operating lease liabilities arising from obtaining lease right-of-use assets during the year	$ 1,185	$ 0
Weighted-average remaining lease term (in months) as of year-end	24 months	5 months
Weighted-average discount rate during the year	8.76%	6.85%